Other Non-current Assets, net	12 Months Ended
Dec. 31, 2025
Other Non-current Assets, net
Other Non-current Assets, net
7.	Other Non-current Assets, net

The following is a summary of other non-current assets, net:

	December 31, 2024	December 31, 2025
	RMB	RMB
Interest-free loans to staff (i)	15,413	16,073
Less: allowance for credit losses	(489)	(466)
Interest-free loans to staff, net	14,924	15,607

Prepaid staff compensation (ii)	2,687	2,027
Prepayments for assets acquisition (Note 21)	—	6,900
Others	—	262
Total other non-current assets, net	17,611	24,796
(i)	Amount represents the present value of interest-free loans with a principal amount of RMB18.1 million, which was drawn down in December 2023. The principal will be due upon maturity of 5 years.
(ii)	Prepaid staff compensation represents the interest free discount related to the above interest-free loans to staff.